Investment Securities (Details 2) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value
Less than 12 months	$ 93,280	$ 184,887
12 months or more	114,649	3,742
Total	207,929	188,629
Unrealized Losses
Less than 12 months	(785)	(3,237)
12 months or more	(2,537)	(147)
Total	(3,322)	(3,384)
U.S. Treasury
Fair Value
Less than 12 months	1,967
12 months or more	0
Total	1,967
Unrealized Losses
Less than 12 months	(13)
12 months or more	0
Total	(13)
U.S. government and federal agency obligations
Fair Value
Less than 12 months	0	13,365
12 months or more	12,073	0
Total	12,073	13,365
Unrealized Losses
Less than 12 months	0	(303)
12 months or more	(268)	0
Total	(268)	(303)
Government sponsored enterprises
Fair Value
Less than 12 months	16,471	29,432
12 months or more	20,426	0
Total	36,897	29,432
Unrealized Losses
Less than 12 months	(119)	(329)
12 months or more	(305)	0
Total	(424)	(329)
Obligations of states and political subdivisions
Fair Value
Less than 12 months	22,013	32,318
12 months or more	12,570	0
Total	34,583	32,318
Unrealized Losses
Less than 12 months	(165)	(757)
12 months or more	(312)	0
Total	(477)	(757)
Mortgage-backed securities | Residential - government agencies
Fair Value
Less than 12 months	52,829	109,772
12 months or more	69,580	3,742
Total	122,409	113,514
Unrealized Losses
Less than 12 months	(488)	(1,848)
12 months or more	(1,652)	(147)
Total	$ (2,140)	$ (1,995)